SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Taxes [Abstract]
Effective tax rate	(12.80%)	37.20%	45.50%	(88.70%)	0.00%	33.30%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Accrued interest and penalties	$ 0		$ 0		$ 0	$ 0